Retirement Plans - Schedule of Benefits Expected to Be Paid to Participants From the Plans (Detail) - Pension Plan $ in Thousands	Mar. 27, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2021	$ 1,044
2022	1,194
2023	1,138
2024	849
2025	1,024
Thereafter	6,041
Total	$ 11,290